Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

The following transactions with related parties occurred during the six month periods ended June 30, 2022 and 2023.

(a) Maritime:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income:

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

3. Transactions with Related Parties: – Continued:

	Six months ended June 30,
	2022	2023
Included in Voyage related costs and commissions
Charter hire commissions	$289	$267

Included in Management fees, related parties
Ship-management Fees	394	330

Included in General and administrative expenses
Administration Fees	819	898

Total	$1,502	$1,495

During the first quarter of 2023, we also paid a one-time performance bonus of $0.6 million to Maritime.

As of December 31, 2022 and June 30, 2023, the balances with Maritime were $1,028 and $1,078, respectively, and are included in Due to related parties in the accompanying Consolidated Balance Sheets. The balances with Maritime are interest free and with no specific repayment terms.

The Company uses the services of Maritime, to provide a wide range of shipping services, including but not limited to, chartering, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel (the “Head Management Agreement”). For the ship management services, Maritime charges a fee payable by each subsidiary of $0.325 per day per vessel while the vessel is in operation including any pool arrangements and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Maritime charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Maritime. For the administrative management services, the Company pays Maritime a fixed fee of $1,600 annually (the “Administration Fees”) under the Head Management Agreement. In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.

The Ship-management Fees and the Administration Fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the Head Management Agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the Ship-management Fees and the Administration Fees, which will remain, for the particular calendar year, as per the previous calendar year. Effective January 1, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 0.62%, and, 0.26% respectively, in line with the average inflation rate of Greece for 2018 and 2019. For 2020, the average rate in Greece was a deflation of 1.24% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees effective January 1, 2021, which remained, for the particular calendar year, as per the previous year. Effective January 1, 2022 and 2023, the Ship-management Fees and the Administration Fees were increased by 1.23% and 9.65%, respectively, in line with the average inflation rate of Greece for 2021 and 2022.

(b) Maritime Investors Corp.:

On February 10, 2023 the Company repaid $3.0 million of the $6.0 million of the Amended & Restated Promissory Note due to Maritime Investors Corp.

On March 13, 2023, the Company completed the debt refinancing of the “Pyxis Karteria”, our 2013 built vessel with a $15.5 million five year secured loan from a new lender, Piraeus Bank, S.A. Loan principal is repayable over five years with quarterly amortization. The Loan is priced at SOFR plus 2.7% with standard terms and conditions. The net proceeds, after payment of closing fees and expenses, was used to repay bank debt on the vessel and the $3 million outstanding of the $6 million Promissory Note due to Maritime Investors Corp.

Interest charged on the Amended & Restated Promissory Note for the six months ended June 30, 2022 and 2023, amounted to $223 and $69, respectively, and is included in Interest and finance costs, net in the accompanying unaudited interim Consolidated Statements of Comprehensive Income. The outstanding balance of the Promissory Note as of June 30, 2023, amounting to nil.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

3. Transactions with Related Parties: – Continued:

On May 11, Maritime Investors Corp granted with 4,000 PXS restricted share under the active Equity Incentive Plan (“EIP”). The restricted shares grant has vesting periods up to November 2024 (see note 8).